Major Customer And Geographic Information - Segment Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 6,827,871	$ 5,974,744	$ 5,511,549
Total revenues (external customers and intersegment) for reportable segments	7,419,213	6,544,959	6,082,481
Operating income	489,053	369,108	367,484
Other operating income	0	0	68,918
Financial expenses, net	(151,125)	(137,827)	(51,364)
Other income (expenses), net	3,818	(4,787)	(23,562)
Income before income taxes	341,746	226,494	292,558
Research and development, net	(466,402)	(424,420)	(435,650)
Total depreciation and amortization	158,391	164,799	161,290
Aerospace
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,780,483	1,613,137	1,471,093
Total revenues (external customers and intersegment) for reportable segments	2,036,288	1,873,281	1,733,182
C4I and Cyber
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	750,573	668,414	631,297
Total revenues (external customers and intersegment) for reportable segments	799,800	721,116	678,395
ISTAR and EW
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,118,628	996,927	882,200
Total revenues (external customers and intersegment) for reportable segments	1,318,027	1,179,427	1,045,649
Land
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,605,046	1,241,023	1,075,846
Total revenues (external customers and intersegment) for reportable segments	1,679,385	1,306,197	1,168,583
ESA
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,573,141	1,455,243	1,451,113
Total revenues (external customers and intersegment) for reportable segments	1,585,713	1,464,938	1,456,672
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating income	514,040	386,913	308,376
Other operating income	0	0	68,918
Operating Segments | Aerospace
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,036,288	1,873,281	1,733,182
Operating income	149,060	125,455	106,760
Research and development, net	(104,946)	(107,883)	(117,683)
Other expenses	(1,782,282)	(1,639,943)	(1,508,739)
Total depreciation and amortization	34,958	36,284	34,353
Operating Segments | C4I and Cyber
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	799,800	721,116	678,395
Operating income	61,987	50,653	48,964
Research and development, net	(70,286)	(72,663)	(72,720)
Other expenses	(667,527)	(597,800)	(556,711)
Total depreciation and amortization	9,440	12,551	13,651
Operating Segments | ISTAR and EW
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,318,027	1,179,427	1,045,649
Operating income	96,110	134,882	49,120
Research and development, net	(100,205)	(87,112)	(82,918)
Other expenses	(1,121,712)	(957,433)	(913,611)
Total depreciation and amortization	32,978	29,001	24,992
Operating Segments | Land
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,679,385	1,306,197	1,168,583
Operating income	150,684	80,610	28,554
Research and development, net	(133,552)	(85,604)	(87,099)
Other expenses	(1,395,149)	(1,139,983)	(1,052,930)
Total depreciation and amortization	34,813	34,747	38,560
Operating Segments | ESA
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,585,713	1,464,938	1,456,672
Operating income	56,199	(4,687)	74,978
Research and development, net	(54,685)	(68,779)	(73,765)
Other expenses	(1,474,829)	(1,400,846)	(1,307,929)
Total depreciation and amortization	44,307	50,526	46,540
Intersegment revenue
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	591,342	570,215	570,932
Intersegment revenue | Aerospace
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	255,805	260,144	262,089
Intersegment revenue | C4I and Cyber
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	49,227	52,702	47,098
Intersegment revenue | ISTAR and EW
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	199,399	182,500	163,449
Intersegment revenue | Land
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	74,339	65,174	92,737
Intersegment revenue | ESA
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	12,572	9,695	5,559
Unallocated corporate expenses and inter-company unrealized profit
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating income	(24,987)	(17,805)	(9,810)
Total depreciation and amortization	$ 1,895	$ 1,690	$ 3,194